Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Notes Tables
Schedule of Cash and Cash Equivalents [Table Text Block]
	As of:
	March 31,	March 31,
	2025	2024
Cash and cash equivalents	$42,685	$4,483
Restricted cash	7,705	7,370
Total cash, cash equivalents and restricted cash	$50,390	$11,853

Property, Plant and Equipment, Useful Life [Table Text Block]
	Years
Buildings and improvements		30
Land improvements	10	-	20
Machinery and equipment	5	-	15
Office equipment and furniture	3	-	5
Vehicles	3	-	5
Computer software	3	-	5